Supplement to the
Fidelity® U.S.
Government Reserves and Fidelity Cash
Reserves
January 29, 2006
Prospectus

Shareholder Meeting. On or about July 19, 2006, a meeting of the shareholders of Fidelity® U.S. Government Reserves and Fidelity Cash Reserves will be held to elect the Board of Trustees. Shareholders of record on May 22, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

CAS/FUS-06-01 May 22, 2006
1.712068.115

Supplement to the
Fidelity® U.S. Government Reserves
and Fidelity Cash Reserves
January 29, 2006
Prospectus

Shareholder Meeting. On or about July 19, 2006, a meeting of the shareholders of Fidelity® U.S. Government Reserves and Fidelity Cash Reserves will be held to elect the Board of Trustees. Shareholders of record on May 22, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

CAS/FUS-06-01L May 22, 2006
1.746835.113